Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of property and equipment useful life

Towers and tower equipment Base station towers (including civil costs and overheads)
• Base station equipment (including civil costs and overheads)	10-20 years
• Base station equipment (other equipment)	15 years
• Base station equipment (rectifier and solar power)	10 years
• Base station equipment (alarm and battery)	3-5 years
• Base station equipment (generator & generator overhaul)	1-3 years
Fiber assets
• Fixed line network equipment (including civil works, duct system, cable system and survey costs)	25 years
• Outdoor cabinet	10 years
Land and buildings, furniture and office equipment, and motor vehicles
• Office complex	40 years
• Furniture and office equipment	3 years
• Motor vehicles	4 years

Schedule of effect of restatement of financial statements

Consolidated statements of financial position.
	For the year ended December 31 2021
	As previously reported	Adjustments	Restated
	$’000	$’000	$’000

Goodwill	869,319	(31,945)	837,374
Non-Current assets	4,045,883	(31,945)	4,013,938
TOTAL ASSETS	5,473,651	(31,945)	5,441,706

Other reserves	(780,272)	(62,639)	(842,911)
Equity attributable to owners of the Company	1,583,007	(62,639)	1,520,368
Non-controlling interest	142,953	30,694	173,647
Total equity	1,725,960	(31,945)	1,694,015
TOTAL EQUITY AND LIABILITIES	5,473,651	(31,945)	5,441,706

Consolidated statements of loss and other comprehensive (loss)/income.
	For the year ended December 31 2021
	As previously reported	Adjustments	Restated
	$’000	$’000	$’000

Exchange differences on translation of foreign operations	36,698	(63,546)	(26,848)
Other comprehensive (loss)/income for the year, net of taxes	36,701	(63,546)	(26,845)
Total comprehensive (loss)/income for the year	10,580	(63,546)	(52,966)

Total comprehensive (loss)/income for the year attributable to:
Owners of the Company	14,250	(62,639)	(48,389)
Non-controlling interest	(3,670)	(907)	(4,577)
Total comprehensive (loss)/income for the year	10,580	(63,546)	(52,966)

Consolidated statements of changes in equity.
	As previously reported		Adjustments		Restated
	Other reserves	Non-controlling interest	Other reserves	Non-controlling interest	Other reserves	Non-controlling interest
	$’000	$’000	$’000	$’000	$’000	$’000

Balance at 1 January 2021	(485,505)	14,216	—	—	(485,505)	14,216
NCI arising on business combination	—	132,407	—	31,601	—	164,008
Issue of shares net of transaction costs	—	—	—	—	—	—
Options converted to shares	(342,768)	—	—	—	(342,768)	—
Share based payment expense	13,003	—	—	—	13,003	—
Other reclassifications within equity	(5,084)	—	—	—	(5,084)	—
Total transactions with owners of the Company	(334,849)	132,407	—	31,601	(334,849)	164,008

Loss for the year	—	(289)	—	—	—	(289)
Other comprehensive (loss)/income	40,082	(3,381)	(62,639)	(907)	(22,557)	(4,288)
Total comprehensive (loss)/income	40,082	(3,670)	(62,639)	(907)	(22,557)	(4,577)

Balance at Dec 31, 2021	(780,272)	142,953	(62,639)	30,694	(842,911)	173,647